SCHEDULE OF RECONCILIATION OF CONTINGENT RECEIVABLE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Short-Term Debt [Line Items]
Balance, beginning of the year						$ 4,905,334
Interest payable					1,941,743	338,011
Accretion expense	$ 3,155	$ 265,356	3,155	$ 719,195		203,918
Balance, end of the year	1,832,770		1,832,770
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Balance, beginning of the year
Proceeds from issuance			1,934,170
Issuance costs cash paid			(69,527)
Issuance costs warrants granted			(45,361)
Interest payable			10,261
Accretion expense			3,155
Foreign exchange on convertible debt			72
Balance, end of the year	$ 1,832,770		$ 1,832,770